UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
Address:

13F File Number:	28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	James C. McClendon
Title:CFO
Phone:425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	March 31, 2006

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	152


List of Other Included Managers:

No.	13F File Number	Name




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acorn Fund                                      197199409      590 19064.320SH       SOLE                18244.325           819.995
Alliance Growth & Income Cl A                   01877F401      148 37147.644SH       SOLE                26534.709         10612.940
Alpha Hedged Strategies Fund                    02146L104      610 47185.489SH       SOLE                44938.198          2247.291
Aquinas Value                                   501885883      220 17096.626SH       SOLE                 9299.867          7796.759
Calvert Social Investment Fund                  131618209      215 11173.918SH       SOLE                 6080.081          5093.837
Citizens Value Fund                             174688820      146 11431.430SH       SOLE                 6150.266          5281.164
Clavert Large Cap Growth                        13161P805      290 9089.949 SH       SOLE                 4937.748          4152.201
Diamond Hill Focus Long/Short                   25264S403      602 34785.091SH       SOLE                33128.653          1656.438
Domini Instl Social Equity                      257132100      214 6917.428 SH       SOLE                 3763.663          3153.765
Hussman Strategic Growth                        448108100      591 37083.773SH       SOLE                35316.376          1767.397
Pax World Growth                                704224104      143 10790.723SH       SOLE                 5882.763          4907.960
Schwab Hedged Equity Fund                       808509574      585 39609.112SH       SOLE                37692.317          1916.795
Skyline Special Equities                        830833208      617 21535.945SH       SOLE                20494.151          1041.794
Vanguard Total Stock Market                     92290836       255 8110.793 SH       SOLE                 6329.743          1781.050
Diamonds Trust Series I                         252787106     1665 14954.000SH       SOLE                14704.000           250.000
NASDAQ 100 Unit Ser 1                           631100104      712 16978.000SH       SOLE                16586.000           392.000
Rydex S&P Equal Weight                          78355W106     1630 9241.000 SH       SOLE                 7585.000          1656.000
S P D R Mid-Cap 400 Trust                       595635103     4656 32167.000SH       SOLE                27239.000          4928.000
Vanguard Total Stock Index Vip                  922908769     2502 19296.000SH       SOLE                15295.000          4001.000
iShares Russell 1000 Growth                     464287614      404 7663.000 SH       SOLE                 7407.000           256.000
iShares Russell 1000 Index                      464287622    11375 160917.653SH      SOLE               140803.653         20114.000
iShares Russell 1000 Value Ind                  464287598    11141 152385.000SH      SOLE               133675.000         18710.000
iShares Russell 2000 Value                      464287630      230 3078.000 SH       SOLE                 3078.000
iShares Russell 3000 Index                      464287689     7764 102578.479SH      SOLE                87089.479         15489.000
iShares Russell 3000 Value Ind                  464287663     7634 79793.000SH       SOLE                67625.000         12168.000
iShares Russell Midcap Growth                   464287481    11775 116183.000SH      SOLE                95052.000         21131.000
iShares Russell Midcap Index                    464287499    16721 176619.399SH      SOLE               150362.399         26257.000
iShares Russell Midcap Value                    464287473     3441 25797.000SH       SOLE                23631.000          2166.000
iShares S&P 400 Index                           464287507     8620 108730.213SH      SOLE                93641.213         15089.000
iShares S&P 400 Value                           464287705     6445 84034.242SH       SOLE                72314.242         11720.000
iShares S&P 500 Growth Index                    464287309      462 7588.000 SH       SOLE                 7588.000
iShares S&P 500 Index                           464287200     9574 73694.367SH       SOLE                63922.367          9772.000
iShares S&P 500 Value                           464287408     7107 103363.000SH      SOLE                84922.000         18441.000
iShares S&P 600 Index                           464287804     8372 128343.000SH      SOLE               105336.000         23007.000
iShares S&P 600 Value                           464287879     7256 99646.000SH       SOLE                83167.000         16479.000
iShares MSCI EAFE Index                         464287465     2342 36081.000SH       SOLE                29652.000          6429.000
iShares MSCI Emerging Markets                   464287234     1728 17454.000SH       SOLE                13477.000          3977.000
iShares MSCI Latin America 40                   464287390     2345 16721.000SH       SOLE                13999.000          2722.000
iShares S&P Global Financial                    464287333     1637 20661.000SH       SOLE                16956.000          3705.000
C H Robinson                                    12541W209      234 4771.000 SH       SOLE                 3810.000           961.000
CB Richard Ellis Group                          12497T101      242 2993.000 SH       SOLE                 2391.000           602.000
Garmin Ltd                                      G3726V109      229 2878.000 SH       SOLE                 2300.000           578.000
Hansen Natural                                  411310105      245 1943.000 SH       SOLE                 1551.000           392.000
Joy Global                                      481165108      304 5084.000 SH       SOLE                 4096.000           988.000
Lehman Br Holdings                              524908100      391 2703.000 SH       SOLE                 1280.000          1423.000
Mera Pharmaceuticals Inc                        58732R103        1 96000.000SH       SOLE                96000.000
Microsoft Incorporated                          594918104     6717 246844.467SH      SOLE               245836.467          1008.000
Moody's Corp                                    615369105      239 3346.000 SH       SOLE                 2674.000           672.000
Multi Fineline                                  62541B101      215 3683.000 SH       SOLE                 2942.000           741.000
Newmarket Corp.                                 651587107      257 5407.000 SH       SOLE                 4319.000          1088.000
Thomas & Betts                                  884315102      233 4542.000 SH       SOLE                 3629.000           913.000